                                    FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                    OMB Numbers       3215-0006
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
                                                   -----------------------------


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                         --------------------

          Check here is Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Steginsky Capital LLC
      --------------------------------------------------------------------------
Address:   1 Palmer Square
         -----------------------------------------------------------------------
           Suite 541
--------------------------------------------------------------------------------
           Princeton, NJ 08542
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Form 13F File Number: 28-05811
                        --------------------------------------------------------

                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Andrew Steginsky
      --------------------------------------------------------------------------
Title:  Manager
      --------------------------------------------------------------------------
Phone:  (609) 252-9980
      --------------------------------------------------------------------------

Signature, Place, and Date of Signing

/s/ Andrew Steginsky
--------------------------------------------------------------------------------
[Signature]

Princeton, NJ
--------------------------------------------------------------------------------
[City, State]

November 1, 2000
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary page

                                Report Summary:

Number of Other Included Managers:
        0
    ----------------------------------------------------------------------------

Form 13F Information Table Entry Total:
        7
    ----------------------------------------------------------------------------

Form 13F Information Table Value Total:
     $129,852       (thousands)
    ---------------

List of Other Included Managers:

                                            FORM 13F INFORMATION TABLE

                 TITLE                                                                                     VOTING AUTHORITY
                  OF                    VALUE     SHARES/                       INVESTMENT    OTHER
NAME OF ISSUER   CLASS     CUSIP      (x$1000)    PRN AMT   SH/PRN   PUT/CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------   -----   ---------   ----------   -------   ------   --------   ----------   --------   ------   ------   ----
AMERICAN          COM     26874107     27,509     287,488     SH                   SOLE                  SOLE
INTERNATIONAL
GROUP

CINTAS            COM    172908105     21,485     493,187     SH                   SOLE                  SOLE

ILLINOIS TOOL     COM    452308109      7,352     131,580     SH                   SOLE                  SOLE
WORKS

INTEL             COM    458140100     33,000     793,967     SH                   SOLE                  SOLE

NEWS CORP LTD     COM    652487703      4,640      82,759     SH                   SOLE                  SOLE

NEWS CORP LTD     PFD    652487802     25,690     548,051     SH                   SOLE                  SOLE

PROGRESSIVE       COM    743315103     10,177     124,295     SH                   SOLE                  SOLE
CORP